Bank-Owned Life Insurance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Retirement Benefits [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	0	20,000	110,000
Bank-owned life insurance	$ 33,726	$ 21,293
Payment to Acquire Life Insurance Policy, Operating Activities	11,820	0	$ 0
Bank Owned Life Insurance Income	613	570	618
Gain on bank-owned life insurance proceeds	$ 0	$ 0	$ 0